Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Changes in Equity
Other comprehensive income, income tax benefit	$ 12,604	$ 5,443	$ 3,206